Consolidated Segment Data (Details) - Schedule of total asset - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Consolidated Segment Data (Details) - Schedule of total asset [Line Items]
Total assets	$ 68,809,866	$ 41,752,237
Secured logistics [Member]
Consolidated Segment Data (Details) - Schedule of total asset [Line Items]
Total assets	26,002,159	27,905,474
Information security [Member]
Consolidated Segment Data (Details) - Schedule of total asset [Line Items]
Total assets	595,899	670,444
Robotics AI solutions [Member]
Consolidated Segment Data (Details) - Schedule of total asset [Line Items]
Total assets	24,049,052	6,354,853
General security solutions [Member]
Consolidated Segment Data (Details) - Schedule of total asset [Line Items]
Total assets	4,487,173
Corporate and others [Member]
Consolidated Segment Data (Details) - Schedule of total asset [Line Items]
Total assets	$ 13,675,583	$ 6,821,466